Property and Equipment, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment, Net (Textual)
Depreciation expense	$ 108	$ 362